Adoption of IFRS 16 Leases - Summary of initial application of IFRS 16 (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	$ 23,486	$ 23,586	$ 23,586
Property, plant and equipment	238,349	238,733	223,175
Joint ventures and associates	22,808	25,329	25,329
Investments in securities	2,989	3,074	3,074
Deferred tax	10,524	12,097	12,097
Retirement benefits	4,717	6,051	6,051
Trade and other receivables	8,085	7,012	7,826
Derivative financial instruments	689	574	574
Non-current assets	311,647	316,456	301,712
Current assets
Inventories	24,071	21,117	21,117
Trade and other receivables	43,414	42,500	42,431
Derivative financial instruments	7,149	7,193	7,193
Cash and cash equivalents	18,055	26,741	26,741		$ 20,312	$ 19,130
Current assets	92,689	97,551	97,482
Total assets	404,336	414,007	399,194
Non-current liabilities
Debt	81,360	79,815	66,690
Trade and other payables	2,342	2,195	2,735
Derivative financial instruments	1,209	1,399	1,399
Deferred tax	14,522	14,837	14,837
Retirement benefits	13,017	11,653	11,653
Decommissioning and other provisions	21,799	21,186	21,533
Non-current liabilities	134,249	131,085	118,847
Current liabilities
Debt	15,064	13,046	10,134
Trade and other payables	49,208	48,865	48,888
Derivative financial instruments	5,429	7,184	7,184
Taxes payable	6,693	7,497	7,497
Retirement benefits	419	451	451
Decommissioning and other provisions	2,811	3,341	3,659
Current liabilities	79,624	80,384	77,813
Total liabilities	213,873	211,469	196,660
Equity
Share capital	657	685	685
Shares held in trust	(1,063)	(1,260)	(1,260)
Other reserves	14,451	16,615	16,615
Retained earnings	172,431	182,610	182,606
Equity attributable to Royal Dutch Shell plc shareholders	186,476	198,650	198,646
Non-controlling interest	3,987	3,888	3,888
Total equity	190,463	202,538	202,534	$ 197,762	$ 197,812	$ 188,511
Total liabilities and equity	$ 404,336	414,007	$ 399,194
IFRS 16
Equity
Total equity		4
IFRS 16 impact | IFRS 16
Non-current assets
Intangible assets		0
Property, plant and equipment		15,558
Joint ventures and associates		0
Investments in securities		0
Deferred tax		0
Retirement benefits		0
Trade and other receivables		(814)
Derivative financial instruments		0
Non-current assets		14,744
Current assets
Inventories		0
Trade and other receivables		69
Derivative financial instruments		0
Cash and cash equivalents		0
Current assets		69
Total assets		14,813
Non-current liabilities
Debt		13,125
Trade and other payables		(540)
Derivative financial instruments		0
Deferred tax		0
Retirement benefits		0
Decommissioning and other provisions		(347)
Non-current liabilities		12,238
Current liabilities
Debt		2,912
Trade and other payables		(23)
Derivative financial instruments		0
Taxes payable		0
Retirement benefits		0
Decommissioning and other provisions		(318)
Current liabilities		2,571
Total liabilities		14,809
Equity
Share capital		0
Shares held in trust		0
Other reserves		0
Retained earnings		4
Equity attributable to Royal Dutch Shell plc shareholders		4
Non-controlling interest		0
Total equity		4
Total liabilities and equity		$ 14,813